Note 36 - Other Operating Expenses	12 Months Ended
Dec. 31, 2018
Other Operating Expenses Abstract
Disclosure of Other Operating Expenses

36. Other operating expenses

	December 31, 2018	December 31, 2017
Contributions to the Deposits Guarantee Fund (Note 47)	394,431	348,836
Turnover tax	4,980,485	3,772,285
Provision for contingencies	621,222	402,745
Provision for financial guarantee and loan commitments issued	37,274	-
Damage claims	193,821	206,714
Loss on initial recognition of loans bearing below market interest rate	640,829	337,696
Loss on sale of non-current assets held for sale	256,005	-
Other operating expenses	859,973	2,277,892
TOTAL	7,984,040	7,346,168